                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Daily Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT
For the year ended December 31, 2003

MARKET CONDITIONS

The 12 months ended December 31, 2003, was a period of record low yields in the municipal money market. After its latest cut in the federal funds rate target on June 25, the Federal Reserve Open Market Committee (the "Fed") indicated that it intended to remain in an accommodative stance for a considerable period in an attempt to get the economy back onto a solid footing. The short end of the tax-free money market yield curve was largely flat through much of the year, though it inverted in the last quarter as seasonal redemptions pushed yields for the shortest maturities higher. Yields on municipal money market paper were highly attractive relative to taxable instruments. Among one-year maturities the ratio of municipals to taxable yields exceeded 90 percent for much of the year and for overnight paper the ratio at times rose above 100 percent.

The accommodative monetary policy appeared to be having a positive effect as corporate profits and overall GDP growth began to show signs of life. As the year drew to a close, these improvements were reflected in better prospects for most municipalities, with tax receipts on the rise and the general trend toward widespread credit downgrades slowing. Many states worked to close budget gaps through a combination of increased fees and service cuts as well as one-time measures such as tobacco bond receipts and long-term refinancing. New York and California continued to lead the country in both issuance and deficits, with California experiencing downgrades in its general obligation bond ratings from both Standard & Poor's and Moody's.

Against this backdrop, the issuance of traditional notes rose considerably in 2003. Rising deficits led many issuers to turn to the capital markets for temporary borrowing to meet shortfalls in cash flow. Long-term bond issuance also rose as many states and local issuers moved to lock in low financing rates for capital expenditures and to refinance higher-cost debt. Overall municipal issuance for calendar year 2003 exceeded the record levels of 2002, setting a new all-time high.

PERFORMANCE ANALYSIS

As of December 31, 2003, Morgan Stanley California Tax-Free Daily Income Trust had net assets of more than $249 million. For the twelve-month period ended December 31, 2003, the Fund provided a total return of 0.33 percent. For the seven-day period ended December 31, 2003, the Fund provided an effective annualized yield of 0.45 percent and a current yield of 0.45 percent, while its 30-day moving average yield for December was 0.35 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The general shape of the yield curve and the very low level of interest rates reduced incentives for extending the portfolio's maturity structure. As a result, Morgan Stanley California Tax-Free Daily Income Trust spent the period with an emphasis on the short-to-intermediate maturity range within the municipal money market. This approach had the added benefit of positioning the Fund defensively against any potential increases in interest rates at the short end of the curve. The uncertain state of the economy also made us largely unwilling to introduce added interest-rate risk into the Fund's portfolio.

Our general caution was reflected in the Fund's composition. By the end of the period, the portfolio was comprised of 75 percent short-term variable rate paper, with the remainder in short-term tax-exempt commercial paper and fixed-rate notes. As always, we remained highly selective in our security selection and thoroughly screened potential purchases to ensure that they met the Fund's credit criteria. We were especially cautious in our purchases of longer fixed-rate paper, given California's ongoing budgetary difficulties.

  PORTFOLIO COMPOSITION
  Variable Rate Municipal Obligations      75.3%
  Commercial Paper                         15.4
  Municipal Notes                           9.3

   MATURITY SCHEDULE
    1 - 30 Days                            82.8%
   31 - 60 Days                             2.4
   61 - 90 Days                              --
   91 - 120 Days                             --
  121 + Days                               14.8

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

STRATEGY

1) THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS NET ASSETS IN HIGH QUALITY SHORT-TERM SECURITIES THAT ARE MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND CALIFORNIA INCOME TAXES.

2) IN SELECTING INVESTMENTS, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.*

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

* AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

PRINCIPAL
AMOUNT IN                                                             COUPON      DEMAND
THOUSANDS                                                              RATE+       DATE*        VALUE
---------------------------------------------------------------------------------------------------------
             CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
                OBLIGATIONS (75.5%)
             ABAG Finance Authority for Nonprofit Corporations,
$    3,300     Computer History Museum Ser 2002                         1.18%     01/08/04   $  3,300,000
     4,700     Episcopal Homes Foundation Ser 2000 COPs                 1.28      01/08/04      4,700,000
     5,000   Antelope Valley Union High School District,
              School Facility Bridge Funding 2002 Ser C (FSA)           1.04      01/08/04      5,000,000
     2,500   Bay Area Toll Authority, San Francisco Bay Area
              Toll Bridge Ser B (Ambac)                                 1.16      01/08/04      2,500,000
     3,000   California Department of Water Resources,
              Power Supply Ser B Subser B-6                             1.27      01/02/04      3,000,000
             California Educational Facilities Authority,
     6,000     California Institute of Technology Ser 1994              1.10      01/08/04      6,000,000
     8,275     Stanford University Ser L-2                              1.05      01/08/04      8,275,000
             California Health Facilities Financing Authority,
     8,995     Adventist Health System/West
                1998 Ser A & B (MBIA)                                   1.27      01/02/04      8,995,000
     4,500     Scripps Memorial Hospital Ser 1991 B (MBIA)              1.11      01/08/04      4,500,000
     5,000   California Pollution Control Financing Authority,
              Chevron USA Inc Ser 1984 B                                1.10      06/15/04      5,000,203
     7,370   California Transit Finance Authority, Ser 1997 (FSA)       1.25      01/08/04      7,370,000
    12,000   Fresno, Sewer System Sub Lien
              Ser 2000 A (FGIC)                                         1.10      01/08/04     12,000,000
    10,000   Los Angeles, Multifamily 1985 Ser K                        1.20      01/08/04     10,000,000
     5,000   Los Angeles, Wastewater System Ser 2001 B (FGIC)           1.15      12/09/04      5,000,000
     5,000   Los Angeles Community Redevelopment Agency,
              Grand Promenade Ser 2002                                  1.20      01/08/04      5,000,000
     3,895   Los Angeles Convention and Exhibition Center
              Authority, Ser 2003 F (Ambac)                             0.97      06/16/04      3,895,000
             Los Angeles Department of Water & Power,
     8,000     Power System 2001 Ser B Subser B-1                       1.20      01/08/04      8,000,000
     5,500     Power System 2001 Ser B Subser B-6                       1.27      01/02/04      5,500,000
     5,000     Water System 2001 Ser B Subser B-1                       1.25      01/08/04      5,000,000
             Metropolitan Water District of Southern California,
     1,700     Water 2000 Ser B-1                                       1.27      01/02/04      1,700,000
     2,000     Water 2000 Ser B-3                                       1.26      01/02/04      2,000,000
     4,500   Newport Beach, Hoag Memorial Hospital
              Presbyterian 1996 Ser C                                   1.30      01/02/04      4,500,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON      DEMAND
THOUSANDS                                                              RATE+       DATE*        VALUE
---------------------------------------------------------------------------------------------------------
$    9,600   Oakland-Alameda County Coliseum Authority,
               Oakland Coliseum 2000 Refg Ser C-2                       1.10%     01/08/04   $  9,600,000
     7,000   Orange County Housing Authority, Oasis Martinique
               Refg 1998 Issue I                                        1.24      01/08/04      7,000,000
     9,100   Orange County Sanitation District,
               Ser 2000 B COPs                                          1.27      01/02/04      9,100,000
     5,000   Pasadena, City Hall & Park Improvement
               Ser 2003 COPs (Ambac)                                    1.20      01/08/04      5,000,000
     7,000   Pomona Redevelopment Agency, Park & Plaza
               Apartments Ser 1998 A                                    1.20      01/08/04      7,000,000
    10,735   Sacramento County, Administration Center &
               Courthouse Ser 1990 COPs                                 1.25      01/08/04     10,735,000
     3,500   San Francisco City & County Finance Corporation,
               Moscone Center Ser 2001 (Ambac)                          1.25      01/08/04      3,500,000
     5,000   San Francisco City & County Redevelopment Agency,
               Bayside Village Multifamily Ser 1985 A                   1.22      01/08/04      5,000,000
     4,940   Turlock Irrigation District, Ser 1988 A                    1.12      01/08/04      4,940,000

             PUERTO RICO
     5,200   Puerto Rico Highway & Transportation Authority,
               Transportation 1998 Ser A (Ambac)                        1.10      01/08/04      5,200,000
                                                                                             ------------
             TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE
               RATE MUNICIPAL OBLIGATIONS
               (COST $188,310,203)                                                            188,310,203
                                                                                             ------------

                                                                                 YIELD TO
                                                                                 MATURITY
                                                             COUPON   MATURITY  ON DATE OF
                                                              RATE      DATE     PURCHASE
                                                             ------   --------  ----------
             CALIFORNIA TAX-EXEMPT COMMERCIAL
               PAPER (15.4%)
    10,000   California Infrastructure & Economic
               Development Bank, Salvation Army Western
               Territory Ser 2001                              1.08%  01/28/04      1.08%      10,000,000
     5,000   East Bay Municipal Utility District,
               Water Ser 1997                                  1.05   01/14/04      1.05        5,000,000
    10,000   Los Angeles County Metropolitan Transportation
               Authority, 2nd Sub Sales Tax Ser A              0.90   01/13/04      0.90       10,000,000
             San Diego County Water Authority,
     7,500      Ser 1                                          0.96   01/27/04      0.96        7,500,000
     6,000      Ser 1                                          1.01   02/10/04      1.01        6,000,000
                                                                                             ------------
             TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
               (COST $38,500,000)                                                              38,500,000
                                                                                             ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                 YIELD TO
PRINCIPAL                                                                        MATURITY
AMOUNT IN                                                    COUPON   MATURITY  ON DATE OF
THOUSANDS                                                     RATE      DATE     PURCHASE       VALUE
---------------------------------------------------------------------------------------------------------
             CALIFORNIA TAX-EXEMPT SHORT-TERM
               MUNICIPAL NOTES (9.3%)
$   10,000   California School Cash Reserve Program
              Authority, 2003 Ser A (Ambac), dtd 07/03/03      2.00%   07/06/04     0.90%   $  10,055,796
     5,000   California Statewide Communities Development
               Authority, 2003-2004 TRANs, dtd 07/01/03        2.00    06/30/04     0.88        5,027,448
     5,000   Santa Cruz County, 2003-2004
               TRANs, dtd 07/02/03                             2.00    07/01/04     0.91        5,026,851

             PUERTO RICO
     3,000   Puerto Rico, Ser 2003 TRANs, dtd 10/15/03         2.00    07/30/04     1.00        3,017,194
                                                                                            -------------
             TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM
               MUNICIPAL NOTES
               (COST $23,127,289)                                                              23,127,289
                                                                                            -------------
             TOTAL INVESTMENTS
               (COST $249,937,492) (a)                                             100.2%     249,937,492

             LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.2)        (441,583)
                                                                              ----------    -------------

             NET ASSETS                                                            100.0%   $ 249,495,909
                                                                              ==========    =============

----------
     COPs    CERTIFICATES OF PARTICIPATION.
     TRANs   TAX AND REVENUE ANTICIPATION NOTES.
       +     RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2003.
       *     DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH
             DEMAND.
      (a)    COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:
     AMBAC   AMBAC ASSURANCE CORPORATION.
     FGIC    FINANCIAL GUARANTY INSURANCE COMPANY.
     FSA     FINANCIAL SECURITY ASSURANCE INC.
     MBIA    MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
Investments in securities, at value (cost $249,937,492)                  $   249,937,492
Cash                                                                             248,020
Interest receivable                                                              495,647
Prepaid expenses and other assets                                                 14,158
                                                                         ---------------
      TOTAL ASSETS                                                           250,695,317
                                                                         ---------------
LIABILITIES:
Payable for:
     Shares of beneficial interest redeemed                                      970,103
     Investment management fee                                                   111,740
     Distribution fee                                                             22,348
Accrued expenses                                                                  95,217
                                                                         ---------------
      TOTAL LIABILITIES                                                        1,199,408
                                                                         ---------------
      NET ASSETS                                                         $   249,495,909
                                                                         ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                          $   249,493,925
Accumulated undistributed net investment income                                    1,984
                                                                         ---------------
      NET ASSETS                                                         $   249,495,909
                                                                         ===============
NET ASSET VALUE PER SHARE,
249,486,091 shares outstanding (UNLIMITED SHARES AUTHORIZED OF
$.01 PAR VALUE)                                                          $          1.00
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

NET INVESTMENT INCOME:
INTEREST INCOME                                                          $     2,556,759
                                                                         ---------------
EXPENSES
Investment management fee                                                      1,257,654
Distribution fee                                                                 247,169
Transfer agent fees and expenses                                                 108,333
Shareholder reports and notices                                                   48,611
Professional fees                                                                 43,981
Trustees' fees and expenses                                                       17,221
Custodian fees                                                                    13,115
Registration fees                                                                  9,218
Other                                                                              9,313
                                                                         ---------------
    Total Expenses                                                             1,754,615
                                                                         ---------------
Less: expense offset                                                             (13,070)
Less: amounts waived                                                              (5,087)
                                                                         ---------------
    NET EXPENSES                                                               1,736,458
                                                                         ---------------
NET INVESTMENT INCOME                                                    $       820,301
                                                                         ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE YEAR       FOR THE YEAR
                                                                      ENDED              ENDED
                                                                DECEMBER 31, 2003  DECEMBER 31, 2002
                                                                -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                             $     820,301      $   1,897,718

Dividends to shareholders from net investment income                   (820,367)        (1,897,542)

Net decrease from transactions in shares of beneficial interest     (25,775,139)          (714,253)
                                                                  -------------      -------------
    NET DECREASE                                                    (25,775,205)          (714,077)

NET ASSETS:
Beginning of period                                                 275,271,114        275,985,191
                                                                  -------------      -------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$1,984 AND $2,050, RESPECTIVELY)                                  $ 249,495,909      $ 275,271,114
                                                                  =============      =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley California Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988, and commenced operations on July 22, 1988.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

For the year ended December 31, 2003, the Investment Manager voluntarily waived $5,087 of its fee.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2003, aggregated $575,750,850 and $601,322,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $900.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2003, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,264. At December 31, 2003, the Fund had an accrued pension liability of $60,294 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003, and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                  FOR THE YEAR       FOR THE YEAR
                                                                      ENDED              ENDED
                                                                DECEMBER 31, 2003  DECEMBER 31, 2002
                                                                -----------------  -----------------
Shares sold                                                         387,832,372        477,774,441
Shares issued in reinvestment of dividends                              820,367          1,897,542
                                                                  -------------      -------------
                                                                    388,652,739        479,671,983
Shares redeemed                                                    (414,427,878)      (480,386,236)
                                                                  -------------      -------------
Net decrease in shares outstanding                                  (25,775,139)          (714,253)
                                                                  =============      =============

6. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------
                                                   2003                2002          2001        2000        1999
                                                ----------          ----------   -----------  ----------  ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     1.00          $     1.00    $    1.00    $    1.00    $    1.00
                                                ----------          ----------    ---------    ---------    ---------
Net income from investment operations                0.003               0.007        0.017        0.028        0.023
Less dividends from net investment income           (0.003)             (0.007)      (0.017)      (0.028)      (0.023)
                                                ----------          ----------    ---------    ---------    ---------

Net asset value, end of period                  $     1.00          $     1.00    $    1.00    $    1.00    $    1.00
                                                ==========          ==========    =========    =========    =========
TOTAL RETURN                                          0.33%               0.71%        1.76%        2.86%        2.28%

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                      0.70%(1)(2)         0.69%        0.69%        0.69%        0.72%(1)
Net investment income                                 0.33%(2)            0.70%        1.72%        2.81%        2.25%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  249,496          $  275,271    $ 275,985    $ 272,990    $ 281,541

----------
(1) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) DURING THE YEAR ENDED DECEMBER 31, 2003, THE INVESTMENT MANAGER WAIVED A PORTION OF ITS FEE. THE FEE WAIVER DID NOT CHANGE THE EXPENSE OR NET INVESTMENT INCOME RATIOS.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley California Tax-Free Daily Income Trust (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley California Tax-Free Daily Income Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 11, 2004

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

          For the year ended December 31, 2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                             TERM OF                                              IN FUND
                              POSITION(S)   OFFICE AND                                            COMPLEX
  NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*              5 YEARS**                  BY TRUSTEE***     HELD BY TRUSTEE
----------------------------  -----------  ------------  -------------------------------------  -------------  ---------------------
Michael Bozic (62)            Trustee      Since         Retired; Director or Trustee of the    216            Director of Weirton
c/o Mayer, Brown,                          April 1994    Retail Funds (since April 1994) and                   Steel Corporation.
Rowe & Maw LLP                                           the Institutional Funds (since July
Counsel to the Independent                               2003); formerly Vice Chairman of
Directors                                                Kmart Corporation (December
1675 Broadway                                            1998-October 2000), Chairman and
New York, NY                                             Chief Executive Officer of Levitz
                                                         Furniture Corporation (November
                                                         1995-November 1998) and President and
                                                         Chief Executive Officer of Hills
                                                         Department Stores (May 1991-July
                                                         1995); formerly variously Chairman,
                                                         Chief Executive Officer, President
                                                         and Chief Operating Officer
                                                         (1987-1991) of the Sears Merchandise
                                                         Group of Sears, Roebuck & Co.

Edwin J. Garn (71)            Trustee      Since         Director or Trustee of the Retail      216            Director of Franklin
c/o Summit Ventures LLC                    January 1993  Funds (since January 1993) and the                    Covey (time
1 Utah Center                                            Institutional Funds (since July                       management systems),
201 S. Main Street                                       2003); member of the Utah Regional                    BMW Bank of North
Salt Lake City, UT                                       Advisory Board of Pacific Corp.;                      America, Inc.
                                                         formerly United States Senator                        (industrial loan
                                                         (R-Utah) (1974-1992) and Chairman,                    corporation), United
                                                         Senate Banking Committee (1980-1986),                 Space Alliance (joint
                                                         Mayor of Salt Lake City, Utah                         venture between
                                                         (1971-1974), Astronaut, Space Shuttle                 Lockheed Martin and
                                                         Discovery (April 12-19, 1985), and                    the Boeing Company)
                                                         Vice Chairman, Huntsman Corporation                   and Nuskin Asia
                                                         (chemical company).                                   Pacific (multilevel
                                                                                                               marketing); member of
                                                                                                               the board of various
                                                                                                               civic and charitable
                                                                                                               organizations.

Wayne E. Hedien (69)          Trustee      Since         Retired; Director or Trustee of the    216            Director of The PMI
c/o Mayer, Brown, Rowe & Maw               September     Retail Funds (since September 1997)                   Group Inc. (private
LLP                                        1997          and the Institutional Funds (since                    mortgage insurance);
Counsel to the Independent                               July 2003); formerly associated with                  Trustee and Vice
Directors                                                the Allstate Companies (1966-1994),                   Chairman of The Field
1675 Broadway                                            most recently as Chairman of The                      Museum of Natural
New York, NY                                             Allstate Corporation (March                           History; director of
                                                         1993-December 1994) and Chairman and                  various other
                                                         Chief Executive Officer of its                        business and
                                                         wholly-owned subsidiary, Allstate                     charitable
                                                         Insurance Company (July 1989-December                 organizations.
                                                         1994).

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                             TERM OF                                              IN FUND
                              POSITION(S)   OFFICE AND                                            COMPLEX
  NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*              5 YEARS**                  BY TRUSTEE***     HELD BY TRUSTEE
----------------------------  -----------  ------------  -------------------------------------  -------------  ---------------------
Dr. Manuel H. Johnson (54)    Trustee      Since         Chairman of the Audit Committee and    216            Director of NVR, Inc.
c/o Johnson Smick                          July 1991     Director or Trustee of the Retail                     (home construction);
International, Inc.                                      Funds (since July 1991) and the                       Chairman and Trustee
2099 Pennsylvania Avenue,                                Institutional Funds (since July 2003);                of the Financial
N.W. Suite 950                                           Senior Partner, Johnson Smick                         Accounting Foundation
Washington, D.C.                                         International, Inc., a consulting                     (oversight
                                                         firm; Co-Chairman and a founder of                    organization of the
                                                         the Group of Seven Council (G7C), an                  Financial Accounting
                                                         international economic commission;                    Standards Board);
                                                         formerly Vice Chairman of the Board                   Director of RBS
                                                         of Governors of the Federal Reserve                   Greenwich Capital
                                                         System and Assistant Secretary of the                 Holdings (financial
                                                         U.S. Treasury.                                        holding company).

Joseph J. Kearns (61)         Trustee      Since         Deputy Chairman of the Audit           217            Director of Electro
PMB 754                                    July 2003     Committee and Director or Trustee of                  Rent Corporation
23852 Pacific Coast Highway                              the Retail Funds (since July 2003) and                (equipment leasing),
Malibu, CA                                               the Institutional Funds (since                        The Ford Family
                                                         August 1994);previously Chairman of                   Foundation, and the
                                                         the Audit Committee of the                            UCLA Foundation.
                                                         Institutional Funds
                                                         (October 2001-July 2003); President,
                                                         Kearns & Associates LLC (investment
                                                         consulting); formerly CFO of the
                                                         J. Paul Getty Trust.

Michael E. Nugent (67)        Trustee      Since         Chairman of the Insurance Committee    216            Director of various
c/o Triumph Capital, L.P.                  July 1991     and Director or Trustee of the Retail                 business
445 Park Avenue                                          Funds (since July 1991) and the                       organizations.
New York, NY                                             Institutional Funds (since July 2001);
                                                         General Partner of Triumph Capital,
                                                         L.P., a private investment
                                                         partnership; formerly Vice President,
                                                         Bankers Trust Company and BT Capital
                                                         Corporation (1984-1988).

Fergus Reid (71)              Trustee      Since         Chairman of the Governance Committee   217            Trustee and Director
85 Charles Colman Blvd.                    July 2003     and Director or Trustee of the Retail                 of certain investment
Pawling, NY                                              Funds (since July 2003) and the                       companies in the
                                                         Institutional Funds (since June 1992);                JPMorgan Funds
                                                         Chairman of Lumelite Plastics                         complex managed by JP
                                                         Corporation.                                          Morgan Investment
                                                                                                               Management Inc.

INTERESTED TRUSTEES

                                                                                                 NUMBER OF
                                                                                                 PORTFOLIOS
                                             TERM OF                                              IN FUND
                              POSITION(S)   OFFICE AND                                            COMPLEX
  NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST      OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE       REGISTRANT   TIME SERVED*                5 YEARS**                BY TRUSTEE***     HELD BY TRUSTEE
----------------------------  -----------  ------------  -------------------------------------  -------------  ---------------------
Charles A. Fiumefreddo (70)   Chairman of  Since         Chairman and Director or Trustee of    216            None
c/o Morgan Stanley Trust      the Board    July 1991     the Retail Funds (since July 1991)
Harborside Financial Center,  and Trustee                and the Institutional Funds (since
Plaza Two,                                               July 2003); formerly Chief Executive
Jersey City, NJ                                          Officer of the Retail Funds (until
                                                         September 2002).

James F. Higgins (55)         Trustee      Since         Director or Trustee of the Retail      216            Director of AXA
c/o Morgan Stanley Trust                   June 2000     Funds (since June 2000) and the                       Financial, Inc. and
Harborside Financial Center,                             Institutional Funds (since July 2003);                The Equitable Life
Plaza Two,                                               Senior Advisor of Morgan Stanley                      Assurance Society of
Jersey City, NJ                                          (since August 2000); Director of the                  the United States
                                                         Distributor and Dean Witter Realty                    (financial services).
                                                         Inc.; previously President and Chief
                                                         Operating Officer of the Private
                                                         Client Group of Morgan Stanley
                                                         (May 1999-August 2000), and President
                                                         and Chief Operating Officer of
                                                         Individual Securities of Morgan
                                                         Stanley (February 1997-May 1999).

Philip J. Purcell (60)        Trustee      Since         Director or Trustee of the Retail      216            Director of American
1585 Broadway                              April 1994    Funds (since April 1994) and the                      Airlines, Inc. and
New York, NY                                             Institutional Funds (since July 2003);                its parent company,
                                                         Chairman of the Board of Directors                    AMR Corporation.
                                                         and Chief Executive Officer of Morgan
                                                         Stanley and Morgan Stanley DW Inc.;
                                                         Director of the Distributor; Chairman
                                                         of the Board of Directors and Chief
                                                         Executive Officer of Novus Credit
                                                         Services Inc.; Director and/or
                                                         officer of various Morgan Stanley
                                                         subsidiaries.

----------
 * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                                 TERM OF
                                              POSITION(S)       OFFICE AND
        NAME, AGE AND ADDRESS OF               HELD WITH        LENGTH OF
           EXECUTIVE OFFICER                  REGISTRANT        TIME SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------------  ----------------  -----------------  ----------------------------------------------------
Mitchell M. Merin (50)                     President         Since May 1999     President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                     Stanley Investment Management Inc.; President,
New York, NY                                                                    Director and Chief Executive Officer of the
                                                                                Investment Manager and Morgan Stanley Services;
                                                                                Chairman, Chief Executive Officer and Director of
                                                                                the Distributor; Chairman and Director of the
                                                                                Transfer Agent; Director of various Morgan Stanley
                                                                                subsidiaries; President Morgan Stanley Investments
                                                                                LP (since February 2003); President of the
                                                                                Institutional Funds (since July 2003) and President
                                                                                of the Retail Funds (since May 1999); Trustee (since
                                                                                July 2003) and President (since December 2002) of
                                                                                the Van Kampen Closed-End Funds; Trustee (since
                                                                                May 1999) and President (since October 2002) of the
                                                                                Van Kampen Open-End Funds.

Ronald E. Robison (64)                     Executive Vice    Since              Chief Global Operations Officer and Managing
1221 Avenue of the Americas                President and     April 2003         Director of Morgan Stanley Investment Management
New York, NY                               Principal                            Inc.; Managing DIrector of Morgan Stanley & Co.
                                           Executive                            Incorporated; Managing DIrector of Morgan Stanley;
                                           Officer                              Managing Director, Chief Administrative Officer and
                                                                                Director of the Investment Manager and Morgan
                                                                                Stanley Services; Chief Executive Officer and
                                                                                Director of the Transfer Agent; Managing Director
                                                                                and Director of the Distributor; Executive Vice
                                                                                President and Principal Executive Officer of the
                                                                                Institutional Funds (since July 2003); previously
                                                                                President of the Institutional Funds
                                                                                (March 2001-July 2003) and Director of the
                                                                                Institutional Funds (March 2001-July 2003).

Barry Fink (48)                            Vice President    Since              General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                and General       February 1997      Director (since December 2000) of Morgan Stanley
New York, NY                               Counsel                              Investment Management; Managing Director (since
                                                                                December 2000), Secretary (since February 1997) and
                                                                                Director (since July 1998) of the Investment Manager
                                                                                and Morgan Stanley Services; Assistant Secretary of
                                                                                Morgan Stanley DW; Chief Legal Officer of Morgan
                                                                                Stanley Investments LP (since July 2002); Vice
                                                                                President of the Institutional Funds (since
                                                                                July 2003); Vice President and Secretary of the
                                                                                Distributor; previously Secretary of the Retail
                                                                                Funds (February 1997-July 2003); previously Vice
                                                                                President and Assistant General Counsel of the
                                                                                Investment Manager and Morgan Stanley Services
                                                                                (February 1997-December 2001).

Joseph J. McAlinden (60)                   Vice President    Since July 1995    Managing Director and Chief Investment Officer of
1221 Avenue of the Americas                                                     the Investment Manager, Morgan Stanley Investment
New York, NY                                                                    Management Inc. and Morgan Stanley Investments LP;
                                                                                Director of the Transfer Agent, Chief Investment
                                                                                Officer of the Van Kampen Funds; Vice President of
                                                                                the Institutional Funds (since July 2003) and the
                                                                                Retail Funds (since July 1995).

Stefanie V. Chang (37)                     Vice President    Since July 2003    Executive Director of Morgan Stanley & Co. and
1221 Avenue of the Americas                                                     Morgan Stanley Investment Management Inc. and Vice
New York, NY                                                                    President of the Institutional Funds (since
                                                                                December 1997) and the Retail Funds (since
                                                                                July 2003); formerly practiced law with the New York
                                                                                law firm of Rogers & Wells (now Clifford Chance
                                                                                LLP).

                                                                 TERM OF
                                              POSITION(S)       OFFICE AND
        NAME, AGE AND ADDRESS OF               HELD WITH        LENGTH OF
           EXECUTIVE OFFICER                  REGISTRANT        TIME SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------------  ----------------  -----------------  ----------------------------------------------------
Francis J. Smith (38)                      Treasurer and     Treasurer since    Executive Director of the Investment Manager and
c/o Morgan Stanley Trust                   Chief Financial   July 2003 and      Morgan Stanley Services (since December 2001);
Harborside Financial Center,               Officer           Chief Financial    previously Vice President of the Retail Funds
Plaza Two,                                                   Officer since      (September 2002-July 2003); previously Vice
Jersey City, NJ                                              September 2002     President of the Investment Manager and Morgan
                                                                                Stanley Services (August 2000-November 2001) and
                                                                                Senior Manager at PricewaterhouseCoopers LLP
                                                                                (January 1998-August 2000).

Thomas F. Caloia (57)                      Vice President    Since July 2003    Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                        Assistant Treasurer of the Investment Manager, the
Harborside Financial Center,                                                    Distributor and Morgan Stanley Services; previously
Plaza Two,                                                                      Treasurer of the Retail Funds (April 1989-July
Jersey City, NJ                                                                 2003); formerly First Vice President of the
                                                                                Investment Manager, the Distributor and Morgan
                                                                                Stanley Services.

Mary E. Mullin (36)                        Secretary         Since July 2003    Vice President of Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas                                                     and Morgan Stanley Investment Management Inc.;
New York, NY                                                                    Secretary of the Institutional Funds (since
                                                                                June 1999) and the Retail Funds (since July 2003);
                                                                                formerly practiced law with the New York law firms
                                                                                of McDermott, Will & Emery and Skadden, Arps, Slate,
                                                                                Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

38555RPT-00-13681B04-AP-2/04

[GRAPHIC]

MORGAN STANLEY FUNDS

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST

ANNUAL REPORT
DECEMBER 31, 2003

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.


Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

         2003

                                    REGISTRANT          COVERED ENTITIES(1)
           AUDIT FEES               $       24,750                 N/A

           NON-AUDIT FEES
               AUDIT-RELATED FEES   $          684(2)   $    2,847,161(2)
               TAX FEES             $        4,428(3)   $      736,810(4)
               ALL OTHER FEES       $            0      $            0
           TOTAL NON-AUDIT FEES     $        5,112      $    3,583,971

           TOTAL                    $       29,862      $    3,583,971

         2002

                                    REGISTRANT          COVERED ENTITIES(1)
           AUDIT FEES               $       22,600                 N/A

           NON-AUDIT FEES
               AUDIT-RELATED FEES   $          657(2)   $    2,818,115(2)
               TAX FEES             $        4,804(3)   $      365,427(4)
               ALL OTHER FEES       $            0      $      501,166(5)
           TOTAL NON-AUDIT FEES     $        5,461      $    3,684,708

           TOTAL                    $       28,061      $    3,684,708

         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
         (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
         (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
         (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)


1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

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     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

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     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

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     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

                                        6
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1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

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Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

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(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004

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